Sep. 15, 2020
Symmetry Panoramic International Equity Fund

SYMMETRY PANORAMIC TRUST

Symmetry Panoramic US Equity Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Global Equity Fund

(collectively, the “Equity Funds”)

Supplement dated September 15, 2020 to the currently effective Summary Prospectuses and Statutory Prospectus, as may be supplemented, for the Equity Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectuses and Statutory Prospectus listed above and should be read in conjunction with the Summary Prospectuses and Statutory Prospectus.

At a meeting held on July 21, 2020, the Board of Trustees (“Board”) of Symmetry Panoramic Trust (the “Trust”) approved a new investment sub-advisory agreement between Symmetry Partners, LLC (“Adviser”) and Dimensional Fund Advisors LP (“DFA”) with respect to each of the Equity Funds. The agreement with DFA became effective on September 10, 2020. It is expected that the portion of the assets of the Symmetry Panoramic Global Equity Fund (“Global Equity Fund”) that will be sub-advised by DFA will be funded on or about September 15, 2020. It is expected that the portion of the assets of the Symmetry Panoramic US Equity Fund (“US Equity Fund”) that will be sub-advised by DFA will be funded by the fourth quarter of 2020. The portion of the assets of the Symmetry Panoramic International Equity Fund that will be sub-advised by DFA will be funded at a later date depending on market and other circumstances. The funding dates referenced above are herein referred to as a “Funding Date”.

In conjunction with the appointment of DFA, the Board approved a change in the current expense caps for the US Equity Fund and Global Equity Fund under which the maximum total annual expense ratio (exclusive of certain expenses listed below) of each of these Funds after fee waiver and expense reimbursement by the Adviser would change from 0.48% to 0.55% for the US Equity Fund and from 0.52% to 0.56% for the Global Equity Fund. Under the revised expense cap arrangements, the Adviser will contractually agree, effective upon the applicable Funding Date, to reduce each of the US Equity Fund’s and Global Equity Fund’s fees and/or absorb expenses until at least December 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and expense reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.55% and 0.56% of average daily net assets of the US Equity Fund and Global Equity Fund, respectively. In connection with allocating assets to DFA as sub-adviser, the Adviser will transition assets currently invested by the US Equity Fund and the Global Equity Fund in Underlying Funds managed by DFA to a sub-advised sleeve of each respective Fund and DFA will manage these assets for the respective Funds directly as sub-adviser, which will reduce the fees and expenses that each Fund incurs in connection with investing in Underlying Funds. The Board approved the changes to the expense caps in light of the Adviser’s additional costs in retaining DFA as sub-adviser as well as estimated additional custodial, valuation and administration costs of the Funds based on current asset levels.

Effective as of the applicable Funding Date, the following changes are made to each Summary Prospectus of the US Equity Fund and Global Equity Fund:

Symmetry Panoramic US Equity Fund

1.	On page 1 of the Summary Prospectus, the fee table and the expense example are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) for Shares Held Less Than One Year (as a % of original purchase price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	0.55%
Distribution (12b-1) and Service Fees	None
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	0.09%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers and/or Expense Reimbursements(3)(1)	(0.26)%
Total Annual Fund Operating Expenses After Expense Waiver and/or Expense Reimbursement	0.64%

(1)	Restated to reflect current fees.
(2)	“Acquired Fund Fees and Expenses” are restated to reflect estimated amounts for the current fiscal year.
(3)	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2021 so that the aggregate management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.25% of the Fund’s average net assets (the “Fee Waiver Agreement”). The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and expense reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.55% of average daily net assets of the Fund (the “Expense Limitation Agreement”). These agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. Amounts waived or reimbursed under the Expense Limitation Agreement are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or expenses reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as the expense limit in effect at the time of the waiver or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses are as shown in the table above and remain the same, and that the Fee Waiver Agreement and Expense Limitation Agreement are not renewed. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$65	$252	$464	$1,075

2.	On page 2 of the Summary Prospectus, the fifth paragraph in the “Principal Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

With respect to the sub-advised portion of the Fund’s assets, the Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more Sub-Advisers, in percentages determined at the discretion of the Adviser. Each Sub-Adviser acts independently from the others and utilizes its own distinct investment style. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions. The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits Symmetry, subject to certain conditions, and without the approval of shareholders, to hire and fire Sub-Advisers. At this time, AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) are each a Sub-Adviser to the Fund. The Adviser may add additional Sub-Advisers at its discretion.

3.	On page 3 of the Summary Prospectus, the ninth paragraph in the “Principal Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

DFA, with respect to its allocated portion of the Fund, purchases a broad and diverse group of readily marketable securities of U.S. companies that DFA determines to be large capitalization companies within the U.S. Universe. A company’s market capitalization is the number of its shares outstanding times its price per share. DFA generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by DFA. As of the date of this Prospectus, for purposes of its allocated portion of the Fund, DFA considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization within the U.S. Universe or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. Under DFA’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2019, the market capitalization of a large cap company would be $6,482 million or above. This threshold will change due to market conditions.

In addition, DFA may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for its allocated portion of the Fund. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, DFA may consider additional factors such as a company’s price to cash flow or price to earnings ratios, or economic conditions and developments in the issuer’s industry. In assessing profitability, DFA may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria DFA uses for assessing value or profitability are subject to change from time to time. DFA may also adjust the representation in its allocated portion of the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that DFA determines to be appropriate.

DFA, with respect to its allocated portion of the Fund, may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from its allocated portion of the Fund. DFA does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Sub-Advisers may engage in strategies that require heightened turnover and may not consider portfolio turnover a limiting factor in making decisions for the Fund.

4.	On page 5 of the Summary Prospectus, the section titled “Investment Adviser and Sub-Adviser” is deleted in its entirety and replaced with the following:

Investment Adviser and Sub-Advisers: Symmetry Partners, LLC (the “Adviser”) serves as investment adviser to the Fund. AQR Capital Management and Dimensional Fund Advisors LP serve as Sub-Advisers to the Fund.

5.	The following disclosure is added to page 5 of the Summary Prospectus under the “Portfolio Managers” section:

Dimensional Fund Advisors LP

The portion of the Fund’s portfolio managed by the Sub-Adviser is managed by a team that includes Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager; Joel Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager; and Lukas J. Smart, CFA, Vice President and Senior Portfolio Manager.

Symmetry Panoramic Global Equity Fund

1.	On page 1 of the Summary Prospectus, the fee table and the expense example are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) for Shares Held Less Than One Year (as a % of original purchase price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	0.63%
Distribution (12b-1) and Service Fees	None
Other Expenses(1)	0.29%
Acquired Fund Fees and Expenses(2)	0.16%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers and/or Expense Reimbursements(3)(1)	(0.36)%
Total Annual Fund Operating Expenses After Expense Waiver and/or Expense Reimbursement	0.72%

(1)	Restated to reflect current fees.
(2)	“Acquired Fund Fees and Expenses” are restated to reflect estimated amounts for the current fiscal year.
(3)	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2021 so that the aggregate management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.25% of the Fund’s average net assets (the “Fee Waiver Agreement”). The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and expense reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.56% of average daily net assets of the Fund (the “Expense Limitation Agreement”). These agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. Amounts waived or reimbursed under the Expense Limitation Agreement are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or expenses reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as the expense limit in effect at the time of the waiver or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses are as shown in the table above and remain the same, and that the Fee Waiver Agreement and Expense Limitation Agreement are not renewed. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$74	$295	$548	$1,273

2.	On page 2 of the Summary Prospectus, the sixth paragraph in the “Principal Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

With respect to the sub-advised portion of the Fund’s assets, the Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more Sub-Advisers, in percentages determined at the discretion of the Adviser. Each Sub-Adviser acts independently from the others and utilizes its own distinct investment style. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions. The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits Symmetry, subject to certain conditions, and without the approval of shareholders, to hire and fire Sub-Advisers. At this time, AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) are each a Sub-Adviser to the Fund. The Adviser may add additional Sub-Advisers at its discretion.

3.	On page 3 of the Summary Prospectus, the tenth paragraph in the “Principal Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

DFA, with respect to its allocated portion of the Fund, purchases a broad and diverse group of readily marketable securities of U.S. companies that DFA determines to be large capitalization companies within the U.S. Universe. A company’s market capitalization is the number of its shares outstanding times its price per share. DFA generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by DFA. As of the date of this Prospectus, for purposes of its allocated portion of the Fund, DFA considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization within the U.S. Universe or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. Under DFA’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2019, the market capitalization of a large cap company would be $6,482 million or above. This threshold will change due to market conditions.

In addition, DFA may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for its allocated portion of the Fund. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, DFA may consider additional factors such as a company’s price to cash flow or price to earnings ratios, or economic conditions and developments in the issuer’s industry. In assessing profitability, DFA may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria DFA uses for assessing value or profitability are subject to change from time to time. DFA may also adjust the representation in its allocated portion of the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that DFA determines to be appropriate.

DFA, with respect to its allocated portion of the Fund, may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from its allocated portion of the Fund. DFA, with respect to its allocated portion of the Fund, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Sub-Advisers may engage in strategies that require heightened turnover and may not consider portfolio turnover a limiting factor in making decisions for the Fund.

4.	On page 6 of the Summary Prospectus, the section titled “Investment Adviser and Sub-Adviser” is deleted in its entirety and replaced with the following:

Investment Adviser and Sub-Advisers: Symmetry Partners, LLC (the “Adviser”) serves as investment adviser to the Fund. AQR Capital Management and Dimensional Fund Advisors LP serve as Sub-Advisers to the Fund.

5.	The following disclosure is added to page 6 of the Summary Prospectus under the “Portfolio Managers” section:

Dimensional Fund Advisors LP

The portion of the Fund’s portfolio managed by the Sub-Adviser is managed by a team that includes Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager; Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager; and Lukas J. Smart, CFA, Vice President and Senior Portfolio Manager.

The following changes are made to the Statutory Prospectus:

1.	On page 59, the table listing the expense caps in the section titled “Investment Adviser” and the immediately preceding paragraph are deleted in their entirety and replaced with the following:

For each of the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund, the Adviser has contractually agreed to reduce each Fund’s fees and/or absorb expenses until at least December 31, 2021, and for each of the remaining Funds, until at least December 31, 2020, to ensure that total annual Fund operating expenses after fee waiver and expense reimbursement of each of the Funds (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) do not exceed the following expense ratios:

Fund	Class I
Symmetry Panoramic US Equity Fund*	0.55%
Symmetry Panoramic International Equity Fund	0.65%
Symmetry Panoramic Global Equity Fund*	0.56%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.42%
Symmetry Panoramic US Fixed Income Fund	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.43%
Symmetry Panoramic Alternatives Fund	0.50%

*	The expense cap shown in the table will take effect upon the funding date for DFA’s allocated portion of the Fund. Prior to that date, the expense cap for Symmetry Panoramic US Equity Fund was 0.48% and the expense cap for Symmetry Panoramic Global Equity Fund was 0.52%.

2.	On page 60, the section titled “Sub-Adviser” is hereby deleted in its entirety and replaced with the following:

Sub-Advisers

Each Sub-Adviser is responsible for trading portfolio securities and other investment instruments with respect to the portion of the Funds that it manages, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight by the Board. Each Sub-Adviser follows the investment policies set by the Board and the Adviser. The Adviser will pay the sub-advisory fees. The Funds are not responsible for the fees paid to the Sub-Advisers.

AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, Greenwich, CT 06830, serves as investment sub-adviser to the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund (the “Equity Funds”). As of September 30, 2019, AQR and its affiliates had assets under management of approximately $185 billion. AQR is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research).

Dimensional Fund Advisors LP (“DFA”), located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment sub-adviser to the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. As of June 30, 2020, DFA and its affiliates had assets under management of approximately $514 billion. DFA is an investment management firm that provides investment outcomes through a transparent, rules-based approach that combines the knowledge gained from rigorous theoretical and empirical research with thoughtful and effective implementation.

3.	On page 60, the section titled “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

AQR

Michelle L. Aghassi, Ph.D., is a Principal of AQR.

Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, Ph.D., M.S., is a Principal of AQR.

Dr. Frazzini joined AQR in 2008 and is Co-Head of its Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

Ronen Israel, M.A., is a Principal of AQR.

Mr. Israel joined AQR in 1999, is Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Lars N. Nielsen, M.Sc., is a Principal of AQR.

Mr. Nielsen joined AQR in 2000 and is Co-Head of Portfolio Management, Research, Risk and Trading and a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

DFA

Jed S. Fogdall

Mr. Fogdall joined DFA in 2004 and is the Global Head of Portfolio Management, the Chairman of the Investment Committee, Vice President and Senior Portfolio Manager. Mr. Fogdall serves as a portfolio manager to the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. Mr. Fogdall earned an MBA from the University of California, Los Angeles.

Joel Schneider

Mr. Schneider joined DFA in 2011 and is the Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President and Senior Portfolio Manager. Mr. Schneider serves as a portfolio manager to the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. Mr. Schneider earned an MBA from the University of Chicago, Booth School of Business.

Lukas J. Smart, CFA

Mr. Smart joined DFA in 2007 and is a Vice President and Senior Portfolio Manager. Mr. Smart serves as a portfolio manager to the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. Mr. Smart earned an MBA from the University of Chicago, Booth School of Business and is a Chartered Financial Analyst.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements with respect to the Equity Funds is available in the Equity Funds’ semi-annual report for the period ended February 28, 2019, except that the discussion with respect to the sub-advisory agreement with DFA will be available in the Equity Funds’ upcoming annual report for the fiscal year ended August 31, 2020.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.